Promissory Note (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2024
Debt Instrument [Line Items]
Unsecured promissory note amount		$ 22,700
Short-term debt		5,753	$ 6,490	$ 5,457
Promissory Note [Member]
Debt Instrument [Line Items]
Unsecured promissory note amount	$ 440
Bear interest rate	11.00%
Short-term debt		440
Accrued interest amount		$ 40